Indebtedness and Derivative Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Maturity and Other
2012	$ 1,564,661,000
2013	1,211,305,000
2014	1,792,649,000
2015	1,692,886,000
2016	4,604,813,000
Thereafter	7,555,054,000
Total principal maturities	18,421,368,000
Net unamortized debt premiums and discounts	25,072,000
Total mortgages and other indebtedness	18,446,440,000	17,473,760,000	18,630,302,000
Cash paid for interest	979,436,000	1,015,989,000	994,688,000
Fair value of fixed-rate mortgages and other indebtedness	17,905,000	16,087,000
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)	3.60%	4.46%
Carrying value of fixed-rate mortgages and other indebtedness	15,900,000,000	14,800,000,000
Derivative financial instruments
Unamortized balance of benefits from treasury and interest rate hedge agreements	89,700,000
Amount expected to be reclassified from accumulated other comprehensive loss to earnings within the next year	21,200,000
Accumulated derivative losses from joint venture	14,000,000	20,900,000
Interest rate swap
Derivative financial instruments
Interest rate derivative liability, fair value	10,000,000	19,500,000
Notional Amount	485,800,000
Fixed rate swap agreements, weighted average fixed pay rate (as a percent)	2.52%
Fixed rate swap agreements, weighted average variable receive rate (as a percent)	0.58%
Interest rate cap
Derivative financial instruments
Notional Amount	$ 381,300,000